Net Profit (Loss) Per Share Attributable to Ordinary Shareholders - Schedule of Anti-Dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	170,907,159		167,667,374
Common Class A
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	30,980,447	35,754,530	33,117,365
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	121,867,011	115,005,250	92,450,867
Common Class B
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	753,565	2,981,665
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	49,040,148	61,768,148	75,216,507
Warrant [Member] | Common Class A
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	146,557	725,334	873,370
Warrant [Member] | Common Class B
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	753,565	850,650
Share-based Payment Arrangement | Common Class A
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	9,122,598	11,654,082	16,067,720
Share-based Payment Arrangement | Common Class B
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	0	0
Restricted Stock Units (RSUs) | Common Class A
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	21,711,292	23,375,114	16,176,275
Restricted Stock Units (RSUs) | Common Class B
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	0	2,131,015